Trade receivables - Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018	Oct. 10, 2018	Dec. 31, 2017	Dec. 31, 2016
Maturities of trade receivables
Total past due	R$ 74,007	R$ 57,192
Impairment losses on trade receivables	(32,055)	(22,524)	R$ (19,397)	R$ (26,616)
Trade receivables	492,234	388,847
Not yet due
Maturities of trade receivables
Total past due	425,327	332,071
Up to 30 days
Maturities of trade receivables
Total past due	8,456	10,403
From 31 to 60 days
Maturities of trade receivables
Total past due	10,931	7,505
From 61 to 90 days
Maturities of trade receivables
Total past due	8,764	6,071
From 91 to 180 days
Maturities of trade receivables
Total past due	15,539	9,506
From 181 to 360 days
Maturities of trade receivables
Total past due	18,038	16,813
Over 360 days
Maturities of trade receivables
Total past due	R$ 12,279	R$ 6,894
Somos - Anglo (Predecessor)
Maturities of trade receivables
Total past due						R$ 31,416	R$ 37,032
Impairment losses on trade receivables					R$ (20,499)	(17,220)	(20,623)
Trade receivables						238,492	235,719
Somos - Anglo (Predecessor) | Not yet due
Maturities of trade receivables
Total past due						224,296	219,310
Somos - Anglo (Predecessor) | Up to 30 days
Maturities of trade receivables
Total past due						4,721	6,492
Somos - Anglo (Predecessor) | From 31 to 60 days
Maturities of trade receivables
Total past due						5,421	5,137
Somos - Anglo (Predecessor) | From 61 to 90 days
Maturities of trade receivables
Total past due						3,872	4,996
Somos - Anglo (Predecessor) | From 91 to 180 days
Maturities of trade receivables
Total past due						4,473	3,668
Somos - Anglo (Predecessor) | From 181 to 360 days
Maturities of trade receivables
Total past due						5,739	7,330
Somos - Anglo (Predecessor) | Over 360 days
Maturities of trade receivables
Total past due						R$ 7,190	R$ 9,409